VANECK COMMODITY STRATEGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (unaudited)
1
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Footnotes:
Par
(000's) Value
Short-Term Investments: 94.1%
United States Treasury Obligations : 94.1%
United States Treasury Bills
4.16%, 09/04/25 $ 17,588 $ 17,453,077
4.23%, 08/07/25 16,167 16,096,454
33,549,531
Total Short-Term Investments: 94.1%
(Cost: $33,550,502) 33,549,531
Other assets less liabilities: 5.9% 2,124,937
NET ASSETS: 100.0% $ 35,674,468
(a) All or a portion of these securities are held at the broker for futures collateral. Total value of securities held at the broker is $4,430,750.
Futures Contracts
Reference Entity Type
Number of
Contracts Expiration Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Brent Crude Oil Long 45 07/31/25 $ 3,003,300 $ (29,020)
Cattle Feeder Long 6 08/28/25 932,025 31,863
Cocoa Long 4 09/15/25 360,000 (2,984)
Cocoa Long 3 12/15/25 248,970 (36,328)
Coffee C Long 7 09/18/26 712,031 (72,812)
Copper Long 28 09/26/25 3,557,750 88,043
Corn Long 15 09/12/25 306,938 (28,180)
FCOJ-A Long 8 09/10/25 269,520 (72,439)
Gasoline RBOB Long 30 07/31/25 2,610,846 (38,974)
Gold 100 OZ Long 23 08/27/25 7,607,710 81,211
Live Cattle Long 12 08/29/25 1,026,600 16,176
LME Copper Long 22 07/14/25 1,428,790 82,694
LME Copper Long 3 07/14/25 745,892 22,945
LME Tin Long 2 07/14/25 338,435 34,545
LME Zinc Long 23 07/14/25 1,580,807 37,646
Low Sulphur Gasoil Long 11 07/10/25 744,700 80,521
Natural Gas Long 19 07/29/25 656,640 (42,477)
NY Harbor ULSD Long 25 07/31/25 2,390,115 125,292
Platinum Long 7 10/29/25 470,050 42,276
Silver Long 9 09/26/25 1,627,740 (41,676)
Soybean Long 13 09/12/25 661,863 3,258
Soybean Oil Long 14 08/14/25 442,260 39,394
White Sugar Long 15 07/16/25 354,675 (43,728)
WTI Crude Oil Long 46 07/22/25 2,995,060 166,773
Net unrealized appreciation on futures contracts $ 444,019